LORD ABBETT RESEARCH FUND, INC.
Lord Abbett Growth Opportunities Fund

Supplement dated September 16, 2022 to the
Summary Prospectus, Prospectus, and Statement of Additional Information, dated
April 1, 2022, as supplemented

Effective September 16, 2022, the following table replaces the table in the subsection under “Growth Opportunities Fund–Management–Portfolio Managers” on page 9 of the summary prospectus and on page 18 of the statutory prospectus.

Portfolio Managers/Title	Member of the Portfolio Management Team Since
F. Thomas O’Halloran, Partner and Portfolio Manager	2022
Matthew R. DeCicco, Partner and Director of Equities	2022
Vernon T. Bice, Portfolio Manager	2022
Benjamin Ebel, Portfolio Manager	2022
Steven H. Wortman, Portfolio Manager	2022

The following paragraph replaces the third paragraph under “Management and Organization of the Funds–Portfolio Managers” beginning on page 48 of the statutory prospectus:

Growth Opportunities Fund. F. Thomas O’Halloran, Partner and Portfolio Manager, heads the Fund’s team. Mr. O’Halloran joined Lord Abbett in 2001. Assisting Mr. O’Halloran are Matthew R. DeCicco, Partner and Director of Equities, Vernon T. Bice, Portfolio Manager, Benjamin Ebel, Portfolio Manager, and Steven H. Wortman, Portfolio Manager. Messrs. DeCicco, Bice, Ebel, and Wortman joined Lord Abbett in 1999, 2011, 2005, and 2016, respectively. Messrs. O’Halloran, DeCicco, Bice, Ebel, and Wortman are jointly and primarily responsible for the day-to-day management of the Fund.

In addition, the Fund’s summary prospectus, statutory prospectus and SAI are hereby supplemented and superseded to the extent necessary to reflect the following information.

The following table replaces the table in the section under “Growth Opportunities Fund–Fees and Expenses” on page 2 of the summary prospectus and beginning on page 11 of the statutory prospectus:

Shareholder Fees(1) (Fees paid directly from your investment)
Class	A	C	F, F3, I, P, R2, R3, R4, R5, and R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(2)	1.00%(3)	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	F	F3	I	P
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.10%	None	None	0.45%
Other Expenses	0.17%	0.17%	0.17%	0.09%	0.17%	0.17%
Total Annual Fund Operating Expenses(4)	1.07%	1.82%	0.92%	0.74%	0.82%	1.27%
Fee Waiver and/or Expense Reimbursement(5)	(0.11)%	(0.11)%	(0.11)%	(0.11)%	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(5)	0.96%	1.71%	0.81%	0.63%	0.71%	1.16%

Annual Fund Operating Expenses (continued)
(Expenses that you pay each year as a percentage of the value of your investment)
Class	R2	R3	R4	R5	R6
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.60%	0.50%	0.25%	None	None
Other Expenses	0.17%	0.17%	0.17%	0.17%	0.09%
Total Annual Fund Operating Expenses(4)	1.42%	1.32%	1.07%	0.82%	0.74%
Fee Waiver and/or Expense Reimbursement(5)	(0.11)%	(0.11)%	(0.11)%	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(5)	1.31%	1.21%	0.96%	0.71%	0.63%
(1)	A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.
(2)	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.
(3)	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
(4)	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
(5)	For the period from September 16, 2022 through March 31, 2024, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any applicable 12b-1 fees, acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.63% for each of Class F3 and R6 shares and to an annual rate of 0.71% for each other class. This agreement may be terminated only by the Fund’s Board of Directors.

The section titled “Growth Opportunities Fund–Fees and Expenses–Example” beginning on page 3 of the summary prospectus and page 12 of the statutory prospectus, is replaced in its entirety as follows:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$667	$879	$1,115	$1,790	$667	$879	$1,115	$1,790
Class C Shares	$274	$555	$969	$2,123	$174	$555	$969	$2,123
Class F Shares	$83	$276	$492	$1,115	$83	$276	$492	$1,115
Class F3 Shares	$64	$219	$394	$902	$64	$219	$394	$902
Class I Shares	$73	$244	$438	$997	$73	$244	$438	$997
Class P Shares	$118	$385	$680	$1,518	$118	$385	$680	$1,518
Class R2 Shares	$133	$432	$759	$1,687	$133	$432	$759	$1,687
Class R3 Shares	$123	$401	$706	$1,575	$123	$401	$706	$1,575
Class R4 Shares	$98	$323	$573	$1,290	$98	$323	$573	$1,290
Class R5 Shares	$73	$244	$438	$997	$73	$244	$438	$997
Class R6 Shares	$64	$219	$394	$902	$64	$219	$394	$902

The section titled “Growth Opportunities Fund–Principal Investment Strategies” beginning on page 4 of the summary prospectus and page 13 of the statutory prospectus, is replaced in its entirety as follows:

The Fund invests in equity securities of mid-sized companies that the portfolio management team believes demonstrate above-average, long-term growth potential. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap® Index. The portfolio management team seeks to invest in the stocks of companies with strong business models, management, and competitive positions that are targeting markets that appear most likely to benefit from increased innovation. The team believes these companies possess revenue and earnings growth potential that can exceed market expectations.

Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, other instruments convertible or exercisable into the foregoing, and other investments with similar economic characteristics.

The Fund may invest up to 10% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts (“ADRs”), and other similar depositary receipts. In addition to ADRs, the Fund generally defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges.

The Fund may engage in active and frequent trading of its portfolio securities.

The investment team may consider the risks and return potential presented by environmental, social, and governance (“ESG”) factors in investment decisions. The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

The section titled “More Information About the Funds–Principal Investment Strategies–Growth Opportunities Fund” beginning on page 32 of the statutory prospectus, is replaced in its entirety as follows:

The Fund invests in equity securities of mid-sized companies that the portfolio management team believes demonstrate above-average, long-term growth potential. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap® Index, a widely-used benchmark for mid-sized U.S. company stock performance. The market capitalization range of the Russell Midcap® Index as of June 30, 2022, following its most recent annual reconstitution, was approximately $1.9 billion to $46 billion. This range varies daily. The portfolio management team seeks to invest in the stocks of companies with strong business models, management, and competitive positions that are targeting markets that appear most likely to benefit from increased innovation. The team believes these companies possess revenue and earnings growth potential that can exceed market expectations.

Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar economic characteristics. The Fund also considers equity securities to include warrants, rights offerings, convertible securities, and other investments that are convertible or exercisable into the equity securities described above.

The Fund may invest up to 10% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs,”) and other similar depositary receipts. The Fund generally defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges. Foreign securities may be denominated in the U.S. dollar or other currencies. The Fund may invest without limitation in securities of companies that do not meet these criteria but represent economic exposure to foreign markets, including securities of companies that are organized or operated in a foreign country but primarily trade on a U.S. securities exchange.

The Fund seeks to invest in companies demonstrating above-average, long-term growth potential. The Fund’s portfolio management team follows a growth style of investing and looks for companies that it believes exhibit sustainable above-average gains in earnings. The Fund’s portfolio management team uses a “bottom-up” investment approach, meaning that it identifies and selects securities for investment by the Fund based on in-depth company, industry, and market research and analysis. The investment team may also consider the risks and return potential presented by ESG factors in investment decisions. The Fund may engage in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, no longer meets the Fund’s investment criteria, to increase cash, or to satisfy redemption requests, among other reasons. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the Fund’s valuation target for the security.

Lord Abbett is registered with the U.S. Commodity Futures Trading Commission as a CPO under the CEA. However, with respect to the Fund, Lord Abbett has filed a claim of exclusion from the definition of the term CPO and therefore, Lord Abbett is not subject to registration or regulation as a pool operator under the CEA.

Temporary Defensive Strategies. The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political, or other conditions, the Fund may take a temporary defensive position that is inconsistent with its principal investment strategies by holding some or all of its assets in short-term investments. These investments include cash, commercial paper, money market instruments, repurchase agreements, and U.S. Government securities. The Fund also may hold these types of investments while looking for suitable investment opportunities or to manage liquidity. Taking a temporary defensive position could prevent the Fund from achieving its investment objective.

In connection with the above, the Fund’s management fee rate will decrease on or around September 16, 2022. Accordingly, the relevant disclosure in the section under “Management and Organization of the Funds–Management Fee” beginning on page 48 of the statutory prospectus, is replaced with the following:

Management Fee. Lord Abbett is entitled to a management fee based on the Fund’s average daily net assets. The management fee is accrued daily and payable monthly.

Prior to September 16, 2022, Lord Abbett is entitled to a management fee for Growth Opportunities Fund as calculated at the following annual rates:

0.75% on the first $1 billion of average daily net assets;

0.65% on the next $1 billion of average daily net assets;

0.60% on the next $1 billion of average daily net assets; and

0.58% on the Fund’s average daily net assets over $3 billion.

For the fiscal year ended November 30, 2021, the effective annual rate of the fee paid to Lord Abbett, net of any applicable waivers or reimbursements, was 0.64% of Growth Opportunities Fund’s average daily net assets.

Effective September 16, 2022, Lord Abbett is entitled to a management fee for Growth Opportunities Fund as calculated at the following annual rates:

0.65% on the first $1 billion of average daily net assets;

0.63% on the next $3 billion of average daily net assets;

0.60% on the next $1 billion of average daily net assets; and

0.58% on the Fund’s average daily net assets over $5 billion.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of 0.04% of the Fund’s average daily net assets. The Fund pays all of its expenses not expressly assumed by Lord Abbett.

Each year the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Fund and Lord Abbett. A discussion regarding the basis for the Board’s approval is available in the Funds’ semiannual report to shareholders for the six-month period ended May 31st.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information–Other Accounts Managed” beginning on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Growth Opportunities Fund
F. Thomas O’Halloran[1]	N/A	N/A	N/A	N/A	N/A	N/A
Matthew R. DeCicco[2]	N/A	N/A	N/A	N/A	N/A	N/A
Vernon T. Bice[3]	N/A	N/A	N/A	N/A	N/A	N/A
Benjamin Ebel[4]	N/A	N/A	N/A	N/A	N/A	N/A
Steven H. Wortman[5]	N/A	N/A	N/A	N/A	N/A	N/A

[1]	F. Thomas O’Halloran was newly added to the Fund effective September 16, 2022 and his other accounts managed will be reported in a future filing.
[2]	Matthew R. DeCicco was newly added to the Fund effective September 16, 2022 and his other accounts managed will be reported in a future filing.
[3]	Vernon T. Bice was newly added to the Fund effective September 16, 2022 and his other accounts managed will be reported in a future filing.
[4]	Benjamin Ebel was newly added to the Fund effective September 16, 2022 and his other accounts managed will be reported in a future filing.
[5]	Steven H. Wortman was newly added to the Fund effective September 16, 2022 and his other accounts managed will be reported in a future filing.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information–Holdings of Portfolio Managers” beginning on page 7-3 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Growth Opportunities Fund
F. Thomas O’Halloran[1]	N/A
Matthew R. DeCicco[2]	N/A
Vernon T. Bice[3]	N/A
Benjamin Ebel[4]	N/A
Steven H. Wortman[5]	N/A

[1]	F. Thomas O’Halloran was newly added to the Fund effective September 16, 2022 and his aggregate dollar range of securities will be reported in a future filing.
[2]	Matthew R. DeCicco was newly added to the Fund effective September 16, 2022 and his aggregate dollar range of securities will be reported in a future filing.
[3]	Vernon T. Bice was newly added to the Fund effective September 16, 2022 and his aggregate dollar range of securities will be reported in a future filing.
[4]	Benjamin Ebel was newly added to the Fund effective September 16, 2022 and his aggregate dollar range of securities will be reported in a future filing.
[5]	Steven H. Wortman was newly added to the Fund effective September 16, 2022 and his aggregate dollar range of securities will be reported in a future filing.

Please retain this document for your future reference.